UAM FUNDS
	Funds for the Informed Investorsm

SUPPLEMENT DATED JUNE 22, 1999 TO THE FMA SMALL
COMPANY PORTFOLIO INSTITUTIONAL AND INSTITUTIONAL
SERVICE CLASS PROSPECTUSES DATED FEBRUARY 16, 1999

Except as the officers of the portfolio may permit, to invest in the portfolio you must satisfy the following minimum investment requirements:

			TO OPEN AN ACCOUNT		TO BUY MORE SHARES

MINIMUM		$2,500-regular account		$100
INVESTMENTS		$500-IRAs
			$250-spousal IRAs






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